Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

At March 31, 2022, the future minimum lease payments under non-cancellable operating leases were:

Nine months ended December 31, 2022	$809,010
Fiscal year 2023	832,893
Fiscal year 2024	326,974
$1,968,877
At December 31, 2021, the future maturities of lease liabilities were as follows:
2022	$808,223
2023	930,196
2024	461,872
$2,200,291